SCHEDULE OF RIGHT OF USE ASSET AND LEASE LIABILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right of use asset, cost, beginning	$ 649,110	$ 653,232	$ 238,200
Additions			465,068
Lease modification	81,542		(47,939)
Effect of changes in foreign exchange rates		(4,122)	(2,097)
Right of use asset, cost, ending	730,652	649,110	653,232
Right of use asset, accumulated amortization, beginning	322,220	132,546	15,683
Amortization	158,648	190,596	116,057
Effect of changes in foreign exchange rates	8,737	(922)	806
Right of use asset, accumulated amortization, ending	489,605	322,220	132,546
Right of use asset, carrying amounts	241,047	326,890	520,686
Lease liability, beginning	359,348	531,997	223,758
Interest expense	49,738	67,675	44,655
Lease modification	81,542		(48,725)
Additions			452,385
Lease payments	(204,518)	(237,634)	(144,142)
Effect of changes in foreign exchange rates	(6,847)	(2,690)	4,066
Lease liability, ending	$ 279,263	$ 359,348	$ 531,997